Appendix IV: Financial Instruments - Summary (Details) € in Millions	Dec. 31, 2024 EUR (€)
Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 26,508
EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 21,967
Spread (as a percent)	0.18%
Interest rate (as a percent)	2.00%
CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (93)
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.70%
GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (35)
Interest rate (as a percent)	3.60%
CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (5)
Interest rate (as a percent)	0.50%
USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (671)
Spread (as a percent)	0.17%
Interest rate (as a percent)	3.06%
UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 63
Spread (as a percent)	0.01%
Interest rate (as a percent)	8.55%
Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	33.24%
Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (143)
BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	9.47%
BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,287
Spread (as a percent)	0.59%
CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.81%
Interest rate (as a percent)	5.56%
CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 663
UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.30%
PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 667
VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.21%
Interest rate (as a percent)	0.00%
VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 99
COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.14%
Interest rate (as a percent)	5.03%
COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,015
VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	55.44%
VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (129)
Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.02%
Interest rate (as a percent)	10.12%
Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (177)
Floating rate | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	9,720
Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	7,722
Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2
Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	269
Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	35
Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	502
Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	667
Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	99
Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	424
Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	16,788
Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14,245
Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(93)
Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(37)
Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(5)
Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(940)
Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(143)
Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,785
Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	667
Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	591
Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(129)
Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(177)
Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	27,161
Fair value | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 23,043
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (92)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (46)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (14)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (1,166)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 65
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (158)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 3,328
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 708
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (38)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 680
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 100
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 1,067
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (129)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ (188)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	€ 13,435
Fair value | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	11,379
Fair value | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(2)
Fair value | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	245
Fair value | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	35
Fair value | Floating rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	588
Fair value | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	688
Fair value | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(38)
Fair value | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	100
Fair value | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	441
Fair value | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	13,726
Fair value | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	11,664
Fair value | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(92)
Fair value | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(44)
Fair value | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(14)
Fair value | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(1,411)
Fair value | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	30
Fair value | Fixed rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(158)
Fair value | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	2,740
Fair value | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	20
Fair value | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	680
Fair value | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	626
Fair value | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(129)
Fair value | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	(188)
Fair value | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial instruments, at fair value	0
Fair value | Underlying debt
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	28,163
Fair value | Underlying debt | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 15,429
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 910
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (14)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 11,229
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 58
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (158)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 492
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (70)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 117
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 247
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 100
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 357
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (129)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ (405)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Underlying debt | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	€ 3,496
Fair value | Underlying debt | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	1,970
Fair value | Underlying debt | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	2
Fair value | Underlying debt | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	211
Fair value | Underlying debt | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	35
Fair value | Underlying debt | Floating rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	508
Fair value | Underlying debt | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	110
Fair value | Underlying debt | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	117
Fair value | Underlying debt | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	100
Fair value | Underlying debt | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	443
Fair value | Underlying debt | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	24,667
Fair value | Underlying debt | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	13,459
Fair value | Underlying debt | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	908
Fair value | Underlying debt | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(14)
Fair value | Underlying debt | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	11,018
Fair value | Underlying debt | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	23
Fair value | Underlying debt | Fixed rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(158)
Fair value | Underlying debt | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(16)
Fair value | Underlying debt | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(180)
Fair value | Underlying debt | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	247
Fair value | Underlying debt | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(86)
Fair value | Underlying debt | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(129)
Fair value | Underlying debt | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	(405)
Fair value | Underlying debt | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Underlying debt | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Underlying debt, at fair value	0
Fair value | Derivative instruments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1,002)
Fair value | Derivative instruments | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 7,614
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (92)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (956)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (12,395)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 7
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 2,836
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 778
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ (155)
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 433
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 710
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 0
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 218
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Fair value | Derivative instruments | Floating rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	€ 9,939
Fair value | Derivative instruments | Floating rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	9,409
Fair value | Derivative instruments | Floating rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(4)
Fair value | Derivative instruments | Floating rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	33
Fair value | Derivative instruments | Floating rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	80
Fair value | Derivative instruments | Floating rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	578
Fair value | Derivative instruments | Floating rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(155)
Fair value | Derivative instruments | Floating rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(2)
Fair value | Derivative instruments | Floating rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Floating rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(10,941)
Fair value | Derivative instruments | Fixed rate | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(1,795)
Fair value | Derivative instruments | Fixed rate | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(92)
Fair value | Derivative instruments | Fixed rate | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(952)
Fair value | Derivative instruments | Fixed rate | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	(12,429)
Fair value | Derivative instruments | Fixed rate | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	7
Fair value | Derivative instruments | Fixed rate | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	2,756
Fair value | Derivative instruments | Fixed rate | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	200
Fair value | Derivative instruments | Fixed rate | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	433
Fair value | Derivative instruments | Fixed rate | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	712
Fair value | Derivative instruments | Fixed rate | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Fixed rate | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	218
Fair value | Derivative instruments | Rate cap | EUR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Fair value | Derivative instruments | Rate cap | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Associated derivatives, at fair value	0
Less than 1 year | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (5,104)
Spread (as a percent)	0.60%
Interest rate (as a percent)	2.70%
Less than 1 year | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (93)
Spread (as a percent)	0.00%
Interest rate (as a percent)	3.70%
Less than 1 year | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Less than 1 year | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (23)
Interest rate (as a percent)	4.64%
Less than 1 year | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Less than 1 year | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (5)
Interest rate (as a percent)	0.50%
Less than 1 year | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,284)
Spread (as a percent)	(0.18%)
Interest rate (as a percent)	2.61%
Less than 1 year | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Less than 1 year | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1
Interest rate (as a percent)	0.31%
Less than 1 year | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	33.24%
Less than 1 year | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (143)
Less than 1 year | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.92%
Interest rate (as a percent)	9.47%
Less than 1 year | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,982
Less than 1 year | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	6.72%
Less than 1 year | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (297)
Less than 1 year | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Less than 1 year | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Less than 1 year | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	5.38%
Less than 1 year | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 355
Less than 1 year | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Less than 1 year | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Less than 1 year | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.37%
Interest rate (as a percent)	4.75%
Less than 1 year | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 154
Less than 1 year | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	55.44%
Less than 1 year | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (129)
Less than 1 year | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.02%
Interest rate (as a percent)	10.20%
Less than 1 year | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (189)
Less than 1 year | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,567
Less than 1 year | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2
Less than 1 year | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(20)
Less than 1 year | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(803)
Less than 1 year | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(8)
Less than 1 year | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(417)
Less than 1 year | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6,671)
Less than 1 year | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(93)
Less than 1 year | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(25)
Less than 1 year | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(5)
Less than 1 year | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,264)
Less than 1 year | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1
Less than 1 year | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(143)
Less than 1 year | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	2,785
Less than 1 year | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(289)
Less than 1 year | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	355
Less than 1 year | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	571
Less than 1 year | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(129)
Less than 1 year | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(189)
Less than 1 year | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Less than 1 year | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,946
Spread (as a percent)	(0.13%)
Interest rate (as a percent)	1.42%
2026 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2026 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2026 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
2026 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (2)
Interest rate (as a percent)	5.37%
2026 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (1,391)
Spread (as a percent)	0.35%
Interest rate (as a percent)	4.26%
2026 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
2026 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 27
Interest rate (as a percent)	8.90%
2026 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.04%
Interest rate (as a percent)	0.00%
2026 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 813
2026 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.46%
Interest rate (as a percent)	5.47%
2026 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 317
2026 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.33%
2026 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 167
2026 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	2.52%
Interest rate (as a percent)	9.00%
2026 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 212
2026 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2026 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2026 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	8.80%
2026 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 12
2026 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,432
2026 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(1,664)
2026 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	813
2026 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	230
2026 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	225
2026 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,514
2026 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(2)
2026 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	273
2026 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	27
2026 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	87
2026 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	167
2026 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(13)
2026 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12
2026 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2026 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 3,829
Spread (as a percent)	0.71%
Interest rate (as a percent)	1.16%
2027 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2027 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2027 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
2027 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (6)
Interest rate (as a percent)	0.70%
2027 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
2027 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 14
Interest rate (as a percent)	3.25%
2027 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2027 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 35
Spread (as a percent)	0.01%
2027 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.30%
Interest rate (as a percent)	0.00%
2027 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 338
2027 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.99%
Interest rate (as a percent)	3.22%
2027 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 96
2027 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	7.38%
2027 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 145
2027 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.63%
Interest rate (as a percent)	0.00%
2027 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 28
2027 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	4.25%
Interest rate (as a percent)	0.00%
2027 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 105
2027 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2027 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2027 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	228
2027 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	35
2027 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	338
2027 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	48
2027 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	28
2027 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	105
2027 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,601
2027 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(6)
2027 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
2027 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	48
2027 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	145
2027 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2027 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,216
Spread (as a percent)	0.32%
Interest rate (as a percent)	1.78%
2028 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2028 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2028 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
2028 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ (4)
Interest rate (as a percent)	0.70%
2028 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 48
Spread (as a percent)	1.00%
Interest rate (as a percent)	10.17%
2028 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.23%
Interest rate (as a percent)	0.00%
2028 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 31
2028 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	1.66%
Interest rate (as a percent)	0.00%
2028 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 104
2028 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.03%
Interest rate (as a percent)	0.00%
2028 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 51
2028 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.32%
Interest rate (as a percent)	0.00%
2028 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 17
2028 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2028 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2028 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	340
2028 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	29
2028 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	31
2028 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	104
2028 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	51
2028 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	17
2028 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,876
2028 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	(4)
2028 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	19
2028 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2028 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 2,455
Spread (as a percent)	0.04%
Interest rate (as a percent)	2.22%
2029 | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
2029 | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
2029 | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
2029 | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 14
Interest rate (as a percent)	10.17%
2029 | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.16%
Interest rate (as a percent)	0.00%
2029 | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 44
2029 | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	2.13%
Interest rate (as a percent)	0.00%
2029 | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 37
2029 | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.44%
Interest rate (as a percent)	8.09%
2029 | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 57
2029 | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
2029 | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
2029 | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	563
2029 | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	44
2029 | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	37
2029 | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	24
2029 | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,892
2029 | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	14
2029 | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	33
2029 | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
2029 | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 15,625
Spread (as a percent)	0.11%
Interest rate (as a percent)	1.95%
Subsequent years | CZK
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	0.00%
Subsequent years | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Spread (as a percent)	0.00%
Subsequent years | GBP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | CHF
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | USD
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Subsequent years | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 1,928
Interest rate (as a percent)	3.89%
Subsequent years | UYU
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Argentine peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | BRL
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.14%
Interest rate (as a percent)	0.00%
Subsequent years | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 79
Subsequent years | CLP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Interest rate (as a percent)	4.13%
Subsequent years | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 405
Spread (as a percent)	(0.52%)
Subsequent years | UFC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | PEN
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | VAC
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	3.09%
Interest rate (as a percent)	0.00%
Subsequent years | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 20
Subsequent years | COP
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.28%
Interest rate (as a percent)	0.00%
Subsequent years | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 470
Subsequent years | VEB
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Mexican peso
Disclosure of maturity analysis for derivative financial liabilities [line items]
Spread (as a percent)	0.00%
Interest rate (as a percent)	0.00%
Subsequent years | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0
Subsequent years | Floating rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	3,592
Subsequent years | Floating rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	1,924
Subsequent years | Floating rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	79
Subsequent years | Floating rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	255
Subsequent years | Floating rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	20
Subsequent years | Floating rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	470
Subsequent years | Floating rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Floating rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	12,033
Subsequent years | Fixed rate | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	4
Subsequent years | Fixed rate | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	150
Subsequent years | Fixed rate | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Fixed rate | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | EUR | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CZK | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | GBP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CHF | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | USD | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UYU | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Argentine peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | BRL | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | CLP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | UFC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | PEN | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VAC | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | COP | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | VEB | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	0
Subsequent years | Rate cap | Mexican peso | Net Borrowings, Including Adjustments
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings	€ 0